Schedule of Investments ─ NYLI Winslow Large Cap Growth ETF

July 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.0%

Communication Services — 8.1%
Meta Platforms, Inc., Class A	10,158	$7,856,603
Netflix, Inc.*	1,976	2,290,974
Spotify Technology SA*	2,751	1,723,612
Total Communication Services		11,871,189

Consumer Discretionary — 14.0%
Amazon.com, Inc.*	43,530	10,190,808
Booking Holdings, Inc.	378	2,080,535
Carvana Co.*	4,160	1,623,107
Chipotle Mexican Grill, Inc.*	2	86
DoorDash, Inc., Class A*	8,631	2,159,908
Hilton Worldwide Holdings, Inc.	6,461	1,732,065
On Holding AG, Class A*	18,324	889,996
Tesla, Inc.*	6,334	1,952,582
Total Consumer Discretionary		20,629,087

Financials — 8.9%
Ares Management Corp., Class A	9,044	1,677,933
LPL Financial Holdings, Inc.	4,157	1,645,050
Mastercard, Inc., Class A	6,515	3,690,552
Moody’s Corp.	3,539	1,825,168
Visa, Inc., A Shares(a)	12,099	4,179,842
Total Financials		13,018,545

Health Care — 8.2%
Alnylam Pharmaceuticals, Inc.*	4,748	1,862,356
Danaher Corp.	3,574	704,650
Eli Lilly & Co.	5,720	4,233,200
Intuitive Surgical, Inc.*	7,678	3,693,809
Stryker Corp.	4,099	1,609,800
Total Health Care		12,103,815

Industrials — 8.5%
Axon Enterprise, Inc.*	1,605	1,212,561
Cintas Corp.	6,638	1,477,287
Eaton Corp. PLC	4,890	1,881,281
General Electric Co.	5,588	1,514,795
Howmet Aerospace, Inc.	7,380	1,326,703
Trane Technologies PLC	5,878	2,575,034
Vertiv Holdings Co., Class A	16,781	2,443,314
Total Industrials		12,430,975

Information Technology — 50.3%
Amphenol Corp., Class A	19,185	2,043,394
Apple, Inc.	35,515	7,371,849
Broadcom, Inc.	19,996	5,872,825
Cadence Design Systems, Inc.*	2,389	870,958
Fair Isaac Corp.*	675	969,786
Intuit, Inc.	5,000	3,925,650
Lam Research Corp.	20,912	1,983,294
Microsoft Corp.	36,201	19,313,234
NVIDIA Corp.	93,794	16,683,139
Oracle Corp.	8,007	2,031,936
Palantir Technologies, Inc., Class A*	9,059	1,434,493
ServiceNow, Inc.*	3,031	2,858,597
Shopify, Inc., Class A*	18,100	2,212,001
Snowflake, Inc., Class A*	17,538	3,919,743
Texas Instruments, Inc.	9,723	1,760,446
Workday, Inc., Class A*	3,143	720,941
Total Information Technology		73,972,286

Materials — 1.0%
Ecolab, Inc.	5,533	1,448,318

Total Common Stocks

(Cost $116,597,557)		145,474,215
	Shares	Value
Short-Term Investment — 0.6%

Money Market Fund — 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)
(Cost $836,621)	836,621	$836,621

Total Investments — 99.6% (Cost $117,434,178)		146,310,836
Other Assets and Liabilities, Net — 0.4%		583,497
Net Assets — 100.0%		$146,894,333

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,274,019; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $3,392,832.
(b)	Reflects the 7-day yield at July 31, 2025.

Schedule of Investments ─ NYLI Winslow Large Cap Growth ETF (continued)

July 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$145,474,215	$—	$—	$145,474,215
Short-Term Investment:
Money Market Fund	836,621	—	—	836,621
Total Investments in Securities	$146,310,836	$—	$—	$146,310,836

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.